Non-current assets	12 Months Ended
Dec. 31, 2019
Non-current assets held for sale
Non-current assets
Non-current assets
The detail of Non-current assets held for sale in the consolidated balance sheets is as follows:

Million euros
	2019	2018	2017
Tangible assets	4,588	5,424	11,661
Of which:
Foreclosed assets	4,485	5,334	11,566
Of which: property assets in Spain*	3,667	4,488	10,533
Other tangible assets held for sale	103	90	95
Other assets**	13	2	3,619
Total	4,601	5,426	15,280

*
During 2019, the sale of real estate assets to Cerberus from awards has materialised, generating losses of EUR 180 million. In March 2018, the agreement for the operation of Banco Popular Español, S.A.U. real estate business with Blackstone was materialised (see Note 3).

**	In 2017, the item Other assets includes, mainly, Banco Popular Español, S.A.U. assets under the sale of the real estate business to Blackstone (see Note 3).
At 31 December 2019, the allowances recognised for the total non-current assets held for sale represented 48% (2018: 49% and 2017: 50% without considering the assets of Banco Popular Español, S.A.U. sold on March 2018). The charges recorded in those years amounted to EUR 279 million, EUR 320 million and EUR 347 million, respectively, and the recoveries during these exercises are amounted to EUR 133 million, EUR 61 million and EUR 41 million, respectively.